Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of the accompanying unaudited condensed financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying condensed financial statements and related disclosures. Significant estimates include, but are not limited to, the valuation of stock-based compensation awards, the assessment of deferred tax assets and related valuation allowances, lease-related assumptions, including the determination of the incremental borrowing rate used in measuring lease liabilities and right-of-use assets, and other estimates and assumptions used in the preparation of the accompanying condensed financial statements.

Management bases its estimates on historical experience and on various other factors believed to be reasonable under the circumstances. Actual results could differ materially from those estimates. Management reviews its estimates on an ongoing basis, and revisions are recognized in the period in which the facts and circumstances giving rise to the revisions become known.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and that affect the amount of expenses reported for each period.

Actual results could differ from those which result from using such estimates. Management also utilizes various other estimates, including but not limited to depreciation, income tax expense, the valuation of deferred tax assets, determining the fair value of the Company’s common stock, the valuation of securities underlying stock-based compensation, and lease-related estimates which include the determination of the lease term, the assessment of renewal or termination options, and the incremental borrowing rate used to measure right-of-use (ROU) assets and lease liabilities. The results of any changes in accounting estimates are reflected in the financial statements of the period in which the changes become evident. Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected in the period that they are determined to be necessary.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Company maintains cash balances with financial institutions and invests a portion of its excess cash in certificates of deposit that are presented as investments in the accompanying condensed balance sheet. Cash deposits and investments may, from time to time, exceed federally insured limits.

The Company’s investment policy is designed to preserve principal by diversifying investments among multiple financial institutions, with individual certificates generally limited to approximately the applicable Federal Deposit Insurance Corporation (“FDIC”) insurance limits. Management periodically monitors the creditworthiness of the financial institutions holding the Company’s deposits and issuing its certificates of deposit and believes that the Company is not exposed to significant concentrations of credit risk.

Concentrations of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents on deposit with financial institutions. The Company maintains its cash and cash equivalents in bank accounts, certain balances of which may exceed federally insured limits. Deposit accounts are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to applicable limits; however, amounts in excess of those limits, as well as certain other cash equivalents, are not insured. As of December 31, 2025, the Company had $150,667 cash and cash equivalents that were either in excess of FDIC-insured limits or otherwise uninsured. In addition, the Company maintains deposits with financial institutions located within the same geographic region, which may result in a concentration of credit risk. The Company has not experienced any losses related to these deposits.

Fair Value Measurements

Fair Value Measurements

The Company follows the provisions of ASC 820, Fair Value Measurement, which establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820 establishes a three-level hierarchy for inputs used in measuring fair value:

●	Level 1 – Quoted prices in active markets for identical assets or liabilities.

●	Level 2 – Observable inputs other than quoted prices included within Level 1, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets in inactive markets, and other observable market data.

●	Level 3 – Unobservable inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

The carrying amounts of cash and cash equivalents, interest receivable, accounts payable, accrued expenses and other current liabilities approximate fair value because of the short-term nature of these instruments.

At June 30, 2026, the Company held approximately $2.0 million of certificates of deposit with original maturities greater than 90 days and less than a year, which are presented as investments in the accompanying condensed balance sheet and are carried at amortized cost, which approximates fair value due to short-term nature. Interest receivable on these investments is presented separately in the accompanying condensed balance sheet. The estimated fair value would be categorized within Level 2 of the fair value hierarchy.

There were no transfers between Level 1, Level 2 or Level 3 during the six months ended June 30, 2026 or 2025.

Fair Value Hierarchy

FASB ASC 825-10-50 — “Financial Instruments” requires disclosure of the fair value of certain financial instruments. The carrying value of cash and cash equivalents, prepaid expenses and other current assets, accounts payable and accrued expenses, as reflected in the balance sheets, approximate fair value because of the short-term maturity of these instruments. Our notes payable — related parties have interest rates that approximate market and mature in three months, therefore the carrying amounts approximate their fair values.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Accounting standards describe three levels of inputs that may be used to measure fair value:

●	Level 1 — Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities;

●	Level 2 — Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities that are not active; and model-driven valuations whose inputs are observable or whose significant value drivers are observable. Valuations may be obtained from, or corroborated by, third-party pricing services;

●	Level 3 — Unobservable inputs to measure fair value of assets and liabilities for which there is little, if any market activity at the measurement date, using reasonable inputs and assumptions based upon the best information at the time, to the extent that inputs are available without undue cost and effort.

The Company uses appropriate valuation techniques based on the available best inputs to measure the fair value of its investments. When available, the Company measures fair value using Level 1 inputs because they generally provide the most reliable evidence of fair value. Level 3 inputs are used only when Level 1 or Level 2 inputs are not available. Valuations are obtained from a third-party custodian and determined using closing prices on nationally recognized stock exchanges.

The methodology described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methodology is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

There were no significant transfers between Level 1 and Level 2 or into or out of Level 3 during the years ended December 31, 2025 and 2024.

Preferred Stock

Preferred Stock

The Company accounts for its preferred stock in accordance with the applicable provisions of ASC 480, Distinguishing Liabilities from Equity, ASC 480-10-S99 and ASC 815, Derivatives and Hedging. Preferred stock that is mandatorily redeemable is classified as a liability. Preferred stock that is conditionally redeemable or redeemable upon events not solely within the Company’s control is classified as temporary equity. Preferred stock that is neither mandatorily redeemable nor conditionally redeemable is classified as permanent equity.

The Company’s outstanding Series C Convertible Preferred Stock is classified within stockholders’ equity because it is not mandatorily redeemable and the Company concluded that its embedded conversion and other features do not require separate accounting as derivative instruments under ASC 815.

Preferred Stock

The Company applies the accounting standards for distinguishing liabilities from equity when determining the classification and measurement of its preferred stock. Preferred shares subject to mandatory redemption are classified as liability instruments and are measured at fair value. Conditionally redeemable preferred shares (including preferred shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, preferred shares are classified as stockholders’ equity.

Net Loss per Common Share

Net Loss per Common Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260-10 issued by the Financial Accounting Standards Board.

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period.

Diluted net loss per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Because the Company reported a net loss for each period presented, all potentially dilutive securities were anti-dilutive and, accordingly, diluted net loss per common share equals basic net loss per common share.

The following tables reconcile net loss to net loss attributable to common stockholders:

	For the Three Months Ended June 30,
	2026	2025

Net loss	$3,772,008	$655,943
Series B cumulative dividends	126,037	498,670
Net loss attributable to common stockholders	$3,898,045	$1,154,613

	For the Six Months Ended June 30,
	2026	2025

Net loss	$4,695,299	$1,195,560
Series B cumulative dividends	619,228	991,860
Net loss attributable to common stockholders	$5,314,527	$2,187,420

Subsequent to the filing of the Company’s financial statements for the three and six months ended June 30, 2025, management identified an error in the calculation of net loss attributable to common stockholders used in determining basic and diluted loss per share. The error resulted from the omission of undeclared dividends on the Series B Convertible Preferred Stock of $498,670 and $991,860 for the three and six months ended June 30, 2025, respectively. The amounts presented in the table above have been revised to reflect the correct net loss attributable to common stockholders for those periods.

In addition, the Company did not appropriately reflect the impact of the 1-for-5.92 reverse stock split that became effective on September 29, 2025. In accordance with ASC 260, all share and per-share amounts for periods presented should have been retrospectively adjusted to reflect the reverse stock split. As a result, weighted-average common shares outstanding were previously reported as 41,104,826 for the three and six months ended June 30, 2025, but should have been reported as 6,943,383. Accordingly, basic and diluted loss per share was previously reported as $0.03 and $0.05 for the three and six months ended June 30, 2025, respectively, but should have been reported as $0.17 and $0.32.

The following potential dilutive securities were excluded from the computation of diluted net loss per common share because their effect would have been anti-dilutive:

	June 30, 2026	June 30, 2025

Series A convertible preferred shares	—	111,358
Series B convertible preferred shares including the cumulative dividends	—	546,469
Common stock warrants	30,076	26,697
Stock options	126,988	64,148
Total potentially dilutive shares	157,064	748,672

The Company has outstanding Series C convertible preferred shares that are convertible into common stock at a conversion rate determined by the market price of the Company’s common stock on the conversion date as described under the terms of the agreement. Because the conversion rate is variable, the number of shares issuable upon conversion cannot be determined until the conversion date. These securities were excluded from the table above and the computation of diluted net loss per share for the period presented because their inclusion would have been anti-dilutive.

Net Loss per Common Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260-10 issued by the Financial Accounting Standards Board.

Basic net loss per common share is computed by dividing net loss, adjusted for any undeclared dividends on convertible preferred stock, by the weighted average number of common shares outstanding during the period. Diluted net loss per common share is computed by dividing net loss, adjusted for any undeclared dividends on convertible preferred stock, by the weighted average number of common shares outstanding, plus the impact of common shares, if dilutive, resulting from the exercise of outstanding stock options, warrants and convertible preferred stock.

For the year ended December 31, 2025:

Net loss	$(3,847,637)
Series B cumulative dividends (undeclared)	(2,000,160)
Net loss attributable to common stockholders	$(5,847,797)

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	December 31,
	2025	2024
Series A convertible preferred shares	111,358	111,358
Series B convertible preferred shares including the cumulative dividends	562,688	530,509
Common stock warrants	26,697	33,455
Stock options	126,988	70,971
Total potentially dilutive shares	827,731	746,293

Subsequent to the filing of the Company’s financial statements for the years ended December 31, 2025 and 2024, the Company identified it did not appropriately calculate common stock equivalents associated with certain convertible securities, including the effects of the Company’s 1-for-5.92 reverse stock split, resulting in an overstatement of the quantities previously disclosed as potentially dilutive securities. As a result, total potentially dilutive shares were previously reported as 31,938,142 and 31,445,532 for the years ended December 31, 2025 and 2024, respectively, but should have been reported as 827,731 and 746,293, respectively.

Restatement

Subsequent to the issuance of the Company’s financial statements for the year ended December 31, 2024, management identified an error in the calculation of net loss attributable to common stockholders used in computing loss per common share. The error resulted from the omission of $2,000,160 of undeclared dividends on Series B convertible preferred stock from net loss attributable to common stockholders.

The error resulted in an understatement of basic and diluted loss per share for the year ended December 31, 2024. The error did not affect previously reported net loss, total equity, cash flows, or total assets and liabilities.

Management evaluated the materiality of the error in accordance with ASC 250, Accounting Changes and Error Corrections, and concluded that the error was material to the previously issued financial statements for the year ended December 31, 2024. Accordingly, the accompanying financial statements have been Restated to correct the error.

The impact of the restatement on the Company’s statement of operations for the year ended December 31, 2024 was as follows:

	As Previously Reported	Adjustment	As Restated
Net loss	$(4,855,405)	$—	$(4,855,405)
Series B cumulative dividends	—	(2,000,160)	(2,000,160)
Net loss attributable to common stockholders	$(4,855,405)	(2,000,160)	$(6,855,565)
Basic and diluted net loss per share	$(7.03)	$(2.89)	$(9.92)

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred. Research and development reimbursements are recorded by the Company as a reduction of research and development costs. The Company incurred research and development costs of $503,020 and $685,167 for the three and six months ended June 30, 2026, respectively, and $146,901 and $316,605 for the three and six months ended June 30, 2025, respectively.

Research and Development Costs

Research and development costs are expensed as incurred. Research and development reimbursements are recorded by the Company as a reduction of research and development costs. The Company incurred research and development costs of $1,255,266 and $2,103,366 for the years ended December 31, 2025 and 2024, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 requires public business entities to provide additional disclosures about certain expense captions presented on the face of the income statement, including disaggregation of specified natural expense categories in interim and annual reporting periods. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the effect that adoption of ASU 2024-03 will have on its financial statement disclosures.

In April 2026, the FASB issued ASU 2026-01, Equity (Topic 505): Initial Measurement of Paid-in-Kind Dividends on Equity-Classified Preferred Stock. The amendments establish guidance for the initial measurement of paid-in-kind dividends on equity-classified preferred stock. The amendments are effective for annual reporting periods beginning after December 15, 2026, including interim periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the impact that adoption of this guidance will have on its financial statements and related disclosures.

Recent Accounting Pronouncements

In December 2023, the FASB issued “ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which requires entities to disclose specific categories in an effective tax rate reconciliation, additional information for reconciling items that meet a quantitative threshold, and certain information about income taxes paid. The amendments in this ASU are required to be adopted for fiscal years beginning after December 15, 2024. The ASU did not have a material impact on entities’ financial position or results of operations, as it primarily enhances disclosure requirements rather than changing recognition or measurement principles.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 requires disclosure of additional information about specific expense categories in the notes to financial statements for interim and annual reporting periods. For public business entities, the guidance is effective for interim and annual periods beginning after December 15, 2026. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The guidance may be applied on a prospective basis or retrospectively for all prior periods presented in the financial statements. ASU 2024-03 may result in required additional disclosures being included in the Company’s financial statements once adopted.

In November 2024, the FASB issued Accounting Standards Update No. 2024-04, “Debt — Debt with Conversion and Other Options (Subtopic 470-20)” (“ASU 2024-04”). ASU 2024-04 clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for annual periods beginning after December 15, 2025, with early adoption permitted for all entities that have adopted the amendments in Accounting Standards Update No. 2020-06. The Company is currently in the process of evaluating the effects of ASU 2024-04 on its Financial Statements.

All other newly issued but not yet effective accounting pronouncements have been deemed to be not applicable or immaterial to the Company.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, “Revenue From Contracts with Customers” (“ASC 606”), which requires that five steps be completed to determine when revenue can be recognized: (i) identify the contract with the customer; (ii) identity the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price; and (v) recognize revenue when or as the entity satisfies a performance obligation. The Company records revenue under ASC 606 as services are performed for the customer. The Company did not recognize any revenue during the years ended December 31, 2025 and 2024.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash represents cash deposits held at financial institutions. Cash equivalents include short-term highly liquid investments of sufficient credit quality that are readily convertible to known amounts of cash and have original maturities of three months or less. Cash equivalents are carried at cost, plus accrued interest, which approximates fair value. Cash equivalents are held for the purpose of meeting short-term liquidity requirements, rather than for investment purposes. Cash and cash equivalents are held at major financial institutions or United States Treasury.

Leases

Leases

The Company determines the initial classification and measurement of its right-of-use assets and lease liabilities at the lease commencement date and thereafter if modified. The lease term includes any renewal options and termination options that the Company is reasonably assured to exercise. The present value of lease payments is determined by using the interest rate implicit in the lease, if that rate is readily determinable; otherwise, the Company uses its incremental borrowing rate. The incremental borrowing rate is determined by using the rate of interest that the Company would pay to borrow on a collateralized basis an amount equal to the lease payments for a similar term and in a similar economic environment.

Fixed lease expense for operating leases is recognized on a straight-line basis, unless the right-of-use assets have been impaired, over the reasonably assured lease term based on the total lease payments and is included in general and administrative expenses in the statements of operations.

Variable lease payments that are not based on an index or that result from changes to an index subsequent to the initial measurement of the corresponding lease liability are not included in the measurement of lease right of use (ROU) assets or liabilities and instead are recognized in earnings in the period in which the obligation for those payments is incurred.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for employee stock-based compensation and nonemployee share-based payments in accordance with ASC 718, “Compensation — Stock Compensation” (“ASC 718”). ASC 718 establishes accounting for stock-based awards exchanged for employee and non-employee services. Under the provisions of ASC 718, stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the employee’s requisite service period (generally the vesting period of the equity grant). The fair value of the Company’s stock options is estimated using the Black Scholes option-pricing model with the following assumptions: fair value of the Company’s Common Stock, expected volatility, dividend rate, risk free interest rate and the expected life. The Company calculates the expected volatility using the historical volatility for a pool of peer companies over the most recent period equal to the expected term and evaluates the extent to which available information indicates that future volatility may differ from historical volatility. The expected dividend rate is zero as the Company does not expect to pay or declare any cash dividends on its Common Stock. The risk-free rates for the expected terms of the stock options are based on the U.S. Treasury yield curve in effect at the time of the grant. The Company has not experienced significant exercise activity on stock options. Due to the lack of historical information, the Company determined the expected term of its stock option awards issued using the simplified method. The simplified method assumes each vesting tranche of the award has a term equal to the midpoint between when the award vests and when the award expires. The Company expenses stock-based compensation by using the straight-line method.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, operating loss, and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The measurement of net deferred tax assets is reduced by the amount of any tax benefit that, based on available evidence, is not expected to be realized, and a corresponding valuation allowance is established. The determination of the required valuation allowance against net deferred tax assets is made without taking into account the deferred tax liabilities created from the book and tax differences on any indefinite-lived assets.

Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely to be realized upon settlement. A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards. As of December 31, 2025 and 2024, no liability for unrecognized tax benefits was required to be reported. The guidance also discusses the classification of related interest and penalties on income taxes. The Company’s policy is to record interest and penalties on uncertain tax positions as a component of income tax expense. No interest or penalties were recorded during the years ended December 31, 2025 and 2024.

Segments

Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the chief operating decision maker (“CODM”), in deciding how to allocate resources to an individual segment and in assessing performance. Our CODM is our chief executive officer. The Company has concluded that based on the objectives of the business, how the CODM reviews and manages the business and allocates resources that it has a single reporting segment for purposes of reporting financial condition and results of operations.